Share Capital (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
As at 1 January	¥ 10,814,177
Exercise of employee share options - proceeds received	37,102	¥ 76,496
As at 31 December	10,823,814	10,814,177
Ordinary A shares listed in PRC [member]
Disclosure of classes of share capital [line items]
As at 1 January	7,319,177	7,305,000
Exercise of employee share options - proceeds received	9,637	14,177
As at 31 December	7,328,814	7,319,177
Foreign invested H shares listed overseas [member]
Disclosure of classes of share capital [line items]
As at 1 January	3,495,000	3,495,000
Exercise of employee share options - proceeds received	0	0
As at 31 December	3,495,000	3,495,000
Total [member]
Disclosure of classes of share capital [line items]
As at 1 January	10,814,177	10,800,000
Exercise of employee share options - proceeds received	9,637	14,177
As at 31 December	¥ 10,823,814	¥ 10,814,177